Contingent Liabilities	6 Months Ended
Jun. 30, 2021
Disclosure Of Contingent Liabilities [Abstract]
Contingent liabilities
9. Contingent liabilities
Under its U.K. share-based payment
plans
, the Company granted unapproved share options that have fully vested. If and when these share options are exercised, the Company will be liable for the Employer Class 1 National Insurance payable to HMRC in the United Kingdom. This contingent liability will be determined based on the market value of the shares on exercise less the exercise price paid by the option holders, at the prevailing rate of Employer National Insurance (currently 13.8%). Based on the closing price of the Company’s ADSs on the Nasdaq Global Select Market on June 30, 2021, the last trading day of the period to which these financial statements relate, and assuming full exercise of all outstanding and vested unapproved share options on that date, the Employer National Insurance contingent liability would have been £0.5 million (December 31, 2020: £0.8 million).